ACQUIRED INTANGIBLE ASSETS, NET (Schedule of Estimated Annual Amortization Expense Related to Intangible Assets) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Amortization expenses	3,903	4,171	4,432
2013	3,082
2014	2,929
2015	2,892
2016	2,720
2017	2,512